LIBERTY HIGH YIELD
                                 MUNICIPAL FUND

                                Semiannual Report
                                  May 31, 2002

[photo of woman reading]




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

PRESIDENT'S MESSAGE

[photo of Keith T. Banks]


Dear Shareholder:

The environment for the municipal bond market has been shaped by economic events and investor uncertainties over the past six months. Although the Federal Reserve halted its string of interest rate cuts in December 2001, its presence on the sidelines was felt by the market as investors tried to guess the timing of its next move. A robust first quarter suggested that the Fed could act early in 2002 to begin to raise short-term interest rates; however, they remained at a 40-year low throughout the period. Indications of more moderate economic growth in the second quarter raised the possibility that the Fed could delay action until later in the year.

The municipal bond market was one of the strongest bond market sectors for the six-month period. As cities and states face leaner times and tighter budgets, the volume of new municipal bonds increased somewhat. However, demand also increased as investors favored bonds over stocks, and that has helped support municipal bond returns.

The following report will provide you with more detailed information about the fund's performance and the strategies used by portfolio manager Maureen G. Newman. For more information, contact your financial advisor or visit us online at libertyfunds.com. As always, we thank you for choosing Liberty High Yield Municipal Fund and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President
Liberty Funds

HIGHLIGHTS

NET ASSET VALUE PER SHARE as of 5/31/02 ($)
           CLASS A                      9.44
           CLASS B                      9.44
           CLASS C                      9.44

DISTRIBUTIONS DECLARED PER SHARE 12/1/01-5/31/021 ($)
           CLASS A                      0.28
           CLASS B                      0.24
           CLASS C                      0.25


1 A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

Not FDIC Insured
May Lose Value
No Bank Guarantee

PERFORMANCE INFORMATION

Value of an initial $10,000 Investment
6/8/92 - 5/31/02


Performance of a $10,000 Investment
6/8/92 - 5/31/02 ($)

               without       with
                sales       sales
               charge       charge
-------------------------------------
 Class A      17,159        16,344
-------------------------------------
 Class B      16,196        16,196
-------------------------------------
 Class C      16,313        16,313
-------------------------------------



[mountain chart data]:

       Class A shares             Class A shares              Lehman Brothers
       (without sales charge)     (with sales charge)       Municipal Bond Index

6/92        $10,000.0                   $9,525.0               $10,000.0
             10,114.0                    9,633.6                10,168.0
             10,367.9                    9,875.4                10,473.0
             10,309.8                    9,820.1                10,371.5
             10,342.8                    9,851.5                10,438.9
             10,295.2                    9,806.2                10,336.6
             10,380.7                    9,887.6                10,521.6
             10,486.5                    9,988.4                10,628.9
             10,551.6                   10,050.4                10,752.2
             10,773.1                   10,261.4                11,141.4
             10,745.1                   10,234.7                11,023.3
             10,832.2                   10,317.6                11,134.7
             10,866.8                   10,350.7                11,197.0
             10,997.2                   10,474.9                11,384.0
             11,032.4                   10,508.4                11,398.8
             11,228.8                   10,695.4                11,635.9
             11,328.7                   10,790.6                11,768.6
             11,365.0                   10,825.2                11,790.9
             11,313.9                   10,776.5                11,687.2
             11,389.7                   10,848.6                11,933.8
             11,499.0                   10,952.8                12,069.8
             11,354.1                   10,814.8                11,757.2
             10,973.8                   10,452.5                11,278.7
             10,949.6                   10,429.5                11,374.5
             11,026.2                   10,502.5                11,473.5
             11,046.1                   10,521.4                11,403.5
             11,203.0                   10,670.8                11,612.2
             11,223.1                   10,690.0                11,652.8
             11,147.9                   10,618.4                11,481.5
             11,026.4                   10,502.7                11,277.2
             10,868.7                   10,352.5                11,073.1
             11,027.4                   10,503.6                11,316.7
             11,292.1                   10,755.7                11,640.3
             11,569.9                   11,020.3                11,979.1
             11,707.5                   11,151.4                12,116.8
             11,726.3                   11,169.3                12,131.4
             12,045.2                   11,473.1                12,518.4
             12,016.3                   11,445.5                12,409.4
             12,095.6                   11,521.1                12,527.3
             12,211.8                   11,631.7                12,686.4
             12,341.2                   11,755.0                12,766.4
             12,520.1                   11,925.4                12,951.5
             12,749.3                   12,143.7                13,166.5
             12,893.3                   12,280.9                13,292.9
             12,950.0                   12,334.9                13,393.9
             12,906.0                   12,293.0                13,302.8
             12,757.6                   12,151.6                13,132.5
             12,761.4                   12,155.3                13,095.8
             12,765.3                   12,158.9                13,090.5
             12,898.0                   12,285.4                13,233.2
             12,966.4                   12,350.5                13,352.3
             13,009.2                   12,391.2                13,349.6
             13,157.5                   12,532.5                13,536.5
             13,306.1                   12,674.1                13,689.5
             13,495.1                   12,854.1                13,940.0
             13,472.2                   12,832.2                13,881.5
             13,503.1                   12,861.7                13,907.8
             13,638.2                   12,990.4                14,035.8
             13,530.4                   12,887.7                13,849.1
             13,611.6                   12,965.1                13,965.4
             13,775.0                   13,120.6                14,176.3
             13,938.9                   13,276.8                14,328.0
             14,269.2                   13,591.4                14,724.9
             14,199.3                   13,524.8                14,586.5
             14,364.0                   13,681.7                14,760.0
             14,473.2                   13,785.7                14,854.5
             14,567.3                   13,875.3                14,942.2
             14,817.8                   14,114.0                15,160.3
             15,026.8                   14,313.0                15,316.5
             15,037.3                   14,323.0                15,321.1
             15,047.8                   14,333.0                15,334.9
             15,001.1                   14,288.6                15,265.8
             15,214.2                   14,491.5                15,507.0
             15,325.2                   14,597.3                15,567.5
             15,358.9                   14,629.4                15,606.4
             15,589.3                   14,848.8                15,848.3
             15,745.2                   14,997.3                16,046.5
             15,682.2                   14,937.3                16,046.5
             15,748.1                   15,000.1                16,102.6
             15,793.8                   15,043.6                16,142.9
             15,888.5                   15,133.8                16,335.0
             15,788.4                   15,038.5                16,263.1
             15,818.4                   15,067.1                16,285.9
             15,872.2                   15,118.3                16,326.6
             15,792.9                   15,042.7                16,231.9
             15,600.2                   14,859.2                15,998.1
             15,623.6                   14,881.5                16,055.7
             15,414.2                   14,682.0                15,927.3
             15,341.8                   14,613.0                15,933.7
             14,961.3                   14,250.6                15,761.6
             15,060.0                   14,344.7                15,928.6
             14,823.6                   14,119.5                15,809.2
             14,555.3                   13,863.9                15,739.6
             14,719.8                   14,020.6                15,922.2
             14,987.7                   14,275.8                16,269.3
             14,948.7                   14,238.6                16,173.3
             14,817.2                   14,113.3                16,089.2
             15,070.5                   14,354.7                16,515.6
             15,261.9                   14,537.0                16,745.2
             15,469.5                   14,734.7                17,003.0
             15,429.3                   14,696.4                16,914.6
             15,491.0                   14,755.2                17,099.0
             15,566.9                   14,827.5                17,228.9
             15,802.0                   15,051.4                17,654.5
             15,890.4                   15,135.6                17,829.3
             16,014.4                   15,253.7                17,886.3
             16,097.7                   15,333.0                18,047.3
             15,946.4                   15,188.9                17,852.4
             16,109.0                   15,343.8                18,045.2
             16,223.4                   15,452.8                18,166.1
             16,476.5                   15,693.8                18,435.0
             16,850.5                   16,050.1                18,739.1
             16,724.1                   15,929.7                18,675.4
             16,859.6                   16,058.7                18,897.7
             16,770.2                   15,973.6                18,738.9
             16,681.3                   15,889.0                18,560.9
             16,909.9                   16,106.6                18,882.0
             17,031.6                   16,222.6                19,108.6
             16,810.2                   16,011.7                18,734.0
             17,069.1                   16,258.3                19,099.4
5/02         17,159.0                   16,344.0                19,216.0

The Lehman Brothers Municipal Bond Index is a broadbased, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, an index does not incur fees or charges. It is not possible to invest in an index. Index performance is from 6/30/92.


Average annual total return as of 5/31/02 (%)

Share class                                     A                            B                          C
Inception                                    9/1/94                       6/8/92                     8/1/97
-------------------------------------------------------------------------------------------------------------------
                                   without sales  with sales   without sales  with sales    without sales  with sales
                                      charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
6-month (cumulative)                    2.36         -2.51          1.97         -2.99           2.05          1.06
-------------------------------------------------------------------------------------------------------------------
1-year                                  6.56          1.50          5.77          0.77           5.93          4.93
-------------------------------------------------------------------------------------------------------------------
5-year                                  4.50          3.49          3.72          3.40           3.87          3.87
-------------------------------------------------------------------------------------------------------------------
Life                                    5.56          5.05          4.95          4.95           5.03          5.03
-------------------------------------------------------------------------------------------------------------------


Average annual total return as of 3/31/02 (%)

Share class                                     A                            B                          C
-------------------------------------------------------------------------------------------------------------------
                                   without sales  with sales   without sales  with sales    without sales  with sales
                                      charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
6-month (cumulative)                    0.52         -4.26          0.14         -4.73           0.22         -0.76
-------------------------------------------------------------------------------------------------------------------
1-year                                  4.43         -0.53          3.68         -1.25           3.83          2.84
-------------------------------------------------------------------------------------------------------------------
5-year                                  4.44          3.43          3.66          3.33           3.80          3.80
-------------------------------------------------------------------------------------------------------------------
Life                                    5.43          4.91          4.83          4.83           4.90          4.90
-------------------------------------------------------------------------------------------------------------------

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR MONTHLY PERFORMANCE UPDATES. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance cannot predict future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares; the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through the first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A and C share (newer class shares) performance information includes returns of the fund's class B shares (the oldest existing fund class) for periods prior to its inception date. These class B share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class B shares and newer class shares. Had the expense differential been reflected, returns for the period prior to the inception date of the newer class A shares would have been higher.

ABOUT DURATION

Duration is a measure, expressed in years, of interest-rate sensitivity. It's similar to maturity, but because it takes into consideration the entire stream of future principal and interest payments and how long it will take to collect them, it is a more complex and also a more accurate measure of a fund's exposure to changing interest rates.

Because we are active duration managers, we tend to use duration as a tactical tool to anticipate or respond to interest rate changes. Because bond prices move in the opposite direction that interest rates are moving, usually we lower duration when we expect interest rates to rise and raise it when we expect interest rates to fall. This adjustment provides the potential to benefit performance. If we are wrong and interest rates rise after we lengthen duration or fall after we shorten duration, fund performance could be hurt.

SEC YIELDS AS OF 5/31/02 (%)

CLASS A                              5.30
CLASS B                              4.78
CLASS C                              4.94

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the advisor or its affiliates had not waived certain fund expenses, the SEC yield would have been 4.79% for class C shares.

TAXABLE-EQUIVALENT SEC YIELDS
AS OF 5/31/02 (%)

Class A                        8.63
Class B                        7.79
Class C                        8.05

Taxable-equivalent SEC yields are based on the maximum effective 38.6% federal income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions which occur when adjusted gross income exceeds certain levels.

PORTFOLIO MANAGER'S REPORT

For the six-month period ended May 31, 2002, Class A shares of Liberty High Yield Municipal Fund returned 2.36% (without sales charge). The fund outperformed its peer group, the Lipper High Yield Municipal Debt Funds Category average, which was 1.98% for the same period. The fund underperformed its benchmark, the Lehman Brothers Municipal Bond Index, which returned 2.56% for the same period. We believe that the Lipper peer group is a better comparative measure of performance because the Lehman Index does not include high yield municipal bonds, which make up the majority of the portfolio.

ECONOMIC CONDITIONS IMPROVED

The six-month period began in an uncertain investment environment. Although the Federal Reserve continued to cut short-term interest rates aggressively, the economy was sluggish until the first quarter of 2002. Then, when financial data began to indicate that an economic recovery was underway and it was stronger than expected, interest rates rose and bond prices declined somewhat. A strengthening economy creates concern about the possibility of higher inflation; inflation is often negative for bond prices.

A MOVE TO CYCLICAL SECURITIES

Good security selection and a high level of income, particularly from the fund's inverse floaters, contributed to performance. Inverse floaters have yields that move in the opposite direction to short-term interest rates. They pay higher income when short-term interest rates decline. As a result, they aided performance when short-term interest rates were on a downward course early in the period. The fund also benefited from investments in the multi-family housing and alternative energy sectors.

When it became apparent that the economy was recovering, we began moving out of defensive bonds and into cyclical securities--those that tend to perform well during periods of economic recovery. In the cyclical area, we invested in Cessna Citation Service Center, the aircraft division of Textron Manufacturing Company (0.3% of net assets).1

1    Holdings are disclosed as of May 31, 2002, and are subject to change.

We also purchased electric utility bonds which had suffered as a result of the Enron debacle and California energy crisis. In addition, we established positions in Seminole Tribe Convention Center (0.4% of net assets), a Florida gaming company. We shortened the fund's duration in anticipation of higher interest rates (see sidebar on page 2). Generally, a longer duration benefits a fund when interest rates decline. A shorter duration is usually advantageous when interest rates rise.

INVESTING FOR INCOME

As we look ahead to the next six to 12 months, we believe the economic recovery will continue but we also expect the pace of the rebound to be relatively slow. In this environment, we anticipate that interest rates will stabilize or rise. Therefore, we expect most of the fund's total return to come from income. As a result, we will continue to seek opportunity among cyclical securities and we are currently analyzing sectors that were most affected by the economic downturn. For example, industrial bonds have performed poorly because of weak corporate earnings. Their prices are relatively low and they have attractive yields. As the economy strengthens and corporate profits rise, we believe industrial bonds have the potential to be strong performers.

/s/ Maureen G. Newman

Maureen G. Newman

Maureen G. Newman is the portfolio manager of Liberty High Yield Municipal Fund and a senior vice president of Colonial Management Associates, Inc., an affiliate of Columbia Management Group. Ms. Newman received her BA in economics from Boston College and her MBA from Babson College. She is a Chartered Financial Analyst, a member of the Boston Security Analysts Society and former chairman of the National Federation of Municipal Analysts.

Tax-exempt investing offers current tax-exempt income, but it also involves certain risks. The value of the fund shares will be affected by interest rate changes and the creditworthiness of issues held in the funds. The municipal bond management team identifies problems and opportunities and reacts quickly to market changes. Interest from certain tax-exempt bonds may be subject to federal alternative minimum tax for individuals and corporations.


MATURITY BREAKDOWN AS OF 5/31/02 (%) [bar chart data]:

                                        As of                As of
                                      5/31/02             11/30/01
---------------------------------------------------------------------
0-5 years                                 5.2                  2.9
5-10 years                                7.5                  9.8
10-15 years                              12.2                 10.7
15-20 years                              26.7                 27.8
20-25 years                              22.2                 23.9
25+ years                                24.5                 23.3
Cash/cash equivalents                     1.7                  1.6



QUALITY BREAKDOWN (%) AS OF 5/31/02 [pie chart data]:

AAA: 10.1
AA: 1.4
A: 2.7
BBB: 19.6
BB: 5.7
B: 0.3
CCC: 0.5
D: 0.1
Non-rated: 57.9
Cash Equivalents: 1.7



QUALITY AND MATURITY BREAKDOWNS ARE CALCULATED AS A PERCENTAGE OF TOTAL INVESTMENTS, INCLUDING SHORT-TERM OBLIGATIONS. RATINGS SHOWN IN THE QUALITY BREAKDOWN REPRESENT THE HIGHEST RATING ASSIGNED TO A PARTICULAR BOND BY ONE OF THE FOLLOWING NATIONALLY-RECOGNIZED RATING AGENCIES: STANDARD & POOR'S CORPORATION, MOODY'S INVESTORS SERVICE, INC. OR FITCH INVESTORS SERVICE, INC.

MATURITY BREAKDOWN IS BASED ON EACH SECURITY'S EFFECTIVE MATURITY, WHICH REFLECTS PRE-REFUNDINGS, MANDATORY PUTS AND OTHER CONDITIONS THAT AFFECT A BOND'S MATURITY.

BECAUSE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE FUND WILL CONTINUE TO MAINTAIN THESE QUALITY AND MATURITY BREAKDOWNS IN THE FUTURE.

INVESTMENT PORTFOLIO

May 31, 2002 (Unaudited)

MUNICIPAL BONDS - 96.2%             PAR        VALUE
----------------------------------------------------------------
EDUCATION - 2.6%
EDUCATION - 1.8%
CA Statewide Community
   Development Authority,
   Crossroads School for
   Arts & Sciences,
   Series 1998,
     6.000% 08/01/28(a)      $ 1,055,000    $ 1,067,787
IL University of Illinois
   Certificates of Participation,
   Utility Infrastructure,
   Series A,
     5.500% 08/15/16             700,000        741,944
WV State University,
   Series 2000 A,
     (b) 04/01/25              2,750,000        770,605
----------------------------------------------------------------
                                              2,580,336
----------------------------------------------------------------
STUDENT LOAN - 0.8%
OH Cincinnati Student Loan
   Funding Corp., Series B,
     6.750% 01/01/07           1,075,000      1,076,967
----------------------------------------------------------------

----------------------------------------------------------------
HEALTH CARE - 29.9%
CONGREGATE CARE RETIREMENT - 6.2%
CA Statewide Community
   Development Authority,
   Eskaton - Grass Valley,
   Series 2000,
     8.250% 11/15/31(a)          750,000        795,000
IL State Health Facilities Authority,
   Lutheran Senior Ministries
   Obligation, Series 2001,
     7.375% 08/15/31             250,000        250,625
KY State Economic Development
   Finance Authority, Christian
   Church Homes of Kentucky, Inc.,
   Series 1998,
     5.500% 11/15/30             115,000        102,477
MA Boston Industrial Development
   Finance Authority, Springhouse,
   Inc., Series 1988,
     5.875% 07/01/20             500,000        423,125
MA State Development Finance
   Agency, Loomis Communities Project:
   Series 1999 A,
     5.625% 07/01/15             250,000        230,285
   Series 2002 A,
     6.900% 03/01/32             120,000        119,100



                                    PAR        VALUE
----------------------------------------------------------------
MN Columbia Heights,
   Crest View Corp.,
   Series 1998,
     6.000% 03/01/33           $ 740,000      $ 643,800
NH State Higher Educational &
   Health Facilities Authority,
   Rivermead at Peterborough,
   Series 1998:
     5.625% 07/01/18             500,000        445,625
     5.750% 07/01/28             665,000        571,069
NJ State Economic Development
   Authority, Seabrook Village, Inc.,
   Series 2000 A,
     8.250% 11/15/30             500,000        533,750
PA Lancaster Industrial Development
   Authority, Garden Spot Village,
   Series 2000 A,
     7.625% 05/01/31              325,000       335,156
PA Philadelphia Authority for
   Industrial Development,
   Baptist Home of Philadelphia,
   Series 1998 A,
     5.500% 11/15/18             530,000        450,500
TN Metropolitan Government,
   Nashville and Davidson Counties,
   Blakeford at Green Hills,
   Series 1998,
     5.650% 07/01/24             575,000        494,500
TX Abilene Health Facilities
   Development Corp., Sears
   Methodist Retirement
   Obligation Group:
   Series 1998 A,
     5.900% 11/15/25           1,000,000        833,750
   Series 1999,
     5.875% 11/15/18             500,000        439,375
WI State Health & Educational
   Facilities Authority:
   Attic Angel Obligated Group,
     5.750% 11/15/27             875,000        707,656
   Clement Manor, Series 1998,
     5.750% 08/15/24             850,000        720,375
   United Lutheran Program for
   Aging, Inc.,

     5.700% 03/01/28             750,000        630,000
----------------------------------------------------------------
                                              8,726,168
----------------------------------------------------------------



See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR        VALUE
----------------------------------------------------------------
HEALTH CARE (CONTINUED)

HEALTH SERVICES - 0.8%
IL State Health Facilities Authority,
   Midwest Physician Group Ltd.,
   Series 1998,
     5.500% 11/15/19            $ 90,000       $ 73,616
MA State Development Finance
   Agency, Boston Biomedical
   Research Institute,
   Series 1999:
     5.650% 02/01/19             120,000        112,481
     5.750% 02/01/29             550,000        505,483
MA State Health & Educational
   Facilities Authority,
   Civic Investments, Inc.,
   Series 2002 A,
     9.000% 12/15/15             500,000        505,000
----------------------------------------------------------------
                                              1,196,580
----------------------------------------------------------------
HOSPITALS - 12.2%
CA Whittier Health Facilities Authority,
   Presbyterian Intercommunity
   Hospital,
     5.750% 06/01/31           1,000,000        998,040
CO Colorado Health Facilities
   Authority, Vail Medical Center,
     5.800% 01/15/27           1,000,000      1,000,510
CO La Junta, Arkansas Valley
   Regional Medical Center,
   Series 1999,
     6.100% 04/01/24             400,000        384,540
CO State Health Care Facilities
   Authority, National Jewish
   Medical & Research Center,
   Series 1998,
     5.375% 01/01/23             830,000        771,875
FL Orange County Health Facilities
   Authority, Orlando Regional
   Healthcare, Series 2002,
     5.750% 12/01/32 (c)         150,000        149,358
FL West Orange Healthcare District,
   Series 2001 A,
     5.650% 02/01/22             400,000        399,492
GA Forsyth County Hospital
   Authority, Georgia Baptist
   Healthcare System,
   Series 1998,
     6.000% 10/01/08           1,000,000      1,002,500
IL Health Facilities Authority,
   Thorek Hospital & Medical
   Center,
     5.375% 08/15/28             500,000        429,485



                                    PAR        VALUE
----------------------------------------------------------------
MI Dickinson County
   Healthcare System,
   Series 1999,
     5.800% 11/01/24           $ 800,000      $ 734,328
MI Flint Hospital Building
   Authority, Hurley
   Medical Center,
   Series 1998 A,
     5.375% 07/01/20             465,000        405,252
MI State Hospital Finance Authority,
   Detroit Medical Center,
   Series 1998 A,
     5.250% 08/15/28             600,000        474,654
MN Washington County Housing
   & Redevelopment Authority,
   Healtheast, Inc., Series 1998,
     5.250% 11/15/12           1,250,000        984,375
MS State Business Finance Corp.,
   Medical Foundation, Inc.,
   Series 1998,
     5.625% 07/01/23             725,000        612,415
NH State Higher Educational &
   Health Facilities Authority,
   Littleton Hospital
   Association, Inc.:
     5.900% 05/01/18             500,000        405,625
     5.900% 05/01/28             675,000        517,219
OH Belmont County, East Ohio
   Regional Hospital,
   Series 1998,
     5.700% 01/01/13           1,500,000      1,335,000
OH Highland County Joint
   Township Hospital District,
   Series 1999,
     6.750% 12/01/29             730,000        670,687
OH Miami County, Upper Valley
   Medical Center, Inc.:
   Series 1996 A,
     6.250% 05/15/16             500,000        508,565
   Series 1996 C,
     6.250% 05/15/13             285,000        294,539
OH Sandusky County Memorial
   Hospital, Series 1998,
     5.150% 01/01/10             250,000        244,168
PA Allegheny County Hospital
   Development, Ohio Valley
   General Hospital,
   Series 1998 A,
     5.450% 01/01/28           1,550,000      1,370,339



See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)         PAR           VALUE
----------------------------------------------------------------
HEALTH CARE (CONTINUED)
HOSPITALS (CONTINUED)
PA Pottsville Hospital Authority,
   Pottsville Hospital & Warne
   Clinic, Series 1998,
     5.625% 07/01/24         $ 1,000,000      $ 844,520
TX Lufkin Health Facilities
   Development Corp., Memorial
   Health Systems of East Texas,
   Series 1998,
     5.700% 02/15/28             750,000        585,097
TX Richardson Hospital
   Authority, Baylor Richardson
   Medical Center, Series 1998,
     5.625% 12/01/28             800,000        763,496
TX Tyler Health Facilities
   Development Corp., Mother
   Frances Hospital,
     6.000% 07/01/31             750,000        736,298
WI State Health & Educational
   Facilities Authority, Wheaton
   Franciscan Services,
     5.750% 08/15/30             450,000        449,330
WV State Hospital Finance
   Authority, Charleston Medical
   Center, Series 2000 A,
     6.750% 09/01/30             150,000        160,184
----------------------------------------------------------------
                                             17,231,891
----------------------------------------------------------------
INTERMEDIATE CARE FACILITIES - 1.9%
IN State Health Facilities Financing
   Authority, Hoosier Care, Inc.,
   Series 1999 A,
     7.125% 06/01/34           1,075,000        940,625
PA State Economic Development
   Financing Authority,
   Northwestern Human
   Services, Inc.,
   Series 1998 A,
     5.250% 06/01/14           2,150,000      1,789,080
----------------------------------------------------------------
                                              2,729,705
----------------------------------------------------------------
NURSING HOMES - 8.8%
AK Juneau, St. Ann's Care Center,
   Series 1999,
     6.875% 12/01/25             750,000        749,062
CO State Health Facilities
   Authority, Volunteers of
   America Care Facilities, Inc.:
   Series 1998 A,
     5.750% 07/01/20             700,000        594,125



                                    PAR        VALUE
----------------------------------------------------------------
   Series 1999 A,
     6.000% 07/01/29           $ 520,000      $ 437,450
DE State Economic Development
   Authority, Churchman Village
   Project, Series A,
     10.000% 03/01/21            695,000        767,975
DE Sussex County, Healthcare
   Facility, Delaware Health Corp.,
   Series 1994 A,
     7.600% 01/01/24             970,000        869,363
IA State Finance Authority,
   Care Initiatives Project:
   Series 1996,
     9.250% 07/01/25             500,000        598,125
   Series 1998 B:
     5.750% 07/01/18             600,000        540,000
     5.750% 07/01/28           1,475,000      1,266,656
IN State Health Facilities Financing
   Authority, Metro Health
   Indiana, Inc., Series 1998,
     6.400% 12/01/33           1,000,000        400,000
MA State Development Finance
   Agency, Alliance Health Care
   Facilities, Series 1999,
     7.100% 07/01/32           1,000,000        985,000
MA State Industrial Finance
   Agency, GF/Massachusetts Inc.,
   Series 1994,
     8.300% 07/01/23             925,000        946,969
MI Cheboygan County Economic
   Development Corp., Metro
   Health Foundation Project,
   Series 1993,
     11.000% 11/01/22(d)         600,000        204,000
MN Carlton Inter-Faith Social
   Services, Inc., Series 2000:
     7.500% 04/01/19             250,000        255,000
     7.750% 04/01/29             250,000        257,187
MN New Hope, North Ridge Care
   Center, Inc., Series 1999,
     5.875% 03/01/29             250,000        225,938
MN Sartell, Foundation for
   Healthcare, Series 1999 A,
     6.625% 09/01/29           1,000,000        908,750
NJ Economic Development
   Authority, Geriatric and
   Medical Services Inc.,
   Series A,
     10.500% 05/01/04             30,000         30,488



See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR          VALUE
----------------------------------------------------------------
HEALTH CARE (CONTINUED)
NURSING HOMES (CONTINUED)
PA Chester County Industrial
   Development Authority, First
   Mortgage-RHA/PA Nursing
   Home,
     8.500% 05/01/32           $ 275,000      $ 273,026
PA Delaware County Authority,
   Main Line and Haverford
   Nursing, Series 1992,
     9.000% 08/01/22              50,000         43,500
PA Lackawanna County Industrial
   Authority, Greenridge Nursing
   Center,
     10.500% 12/01/10            155,000        158,052
PA Luzerna County Industrial
   Development Authority,
   Millville Nursing Center,
     10.500% 12/01/12            195,000        197,439
TX Kirbyville Health Facilities
   Development Corp.,
   Heartway III Project:
   Series 1997 A,
     10.000% 03/20/18            549,065        510,630
   Series 1997 B,
     6.000% 03/20/04(d)          100,000          5,000
WA Kitsap County Housing
   Authority, Martha & Mary
   Nursing Home,
     7.100% 02/20/36           1,000,000      1,136,150
----------------------------------------------------------------
                                             12,359,885
----------------------------------------------------------------

----------------------------------------------------------------
HOUSING - 19.6%
ASSISTED LIVING/SENIOR - 8.8%
CA Association of Bay Area
   Governments Finance
   Authority for Nonprofit Corps.,
   Eskaton Gold River Lodge,
   Series 1998:
     6.375% 11/15/15             750,000        693,750
     6.375% 11/15/28             550,000        478,500
DE Kent County, Heritage
   at Dover, Series 1999,
     7.625% 01/01/30             990,000        879,863
GA Columbus Housing Authority,
   The Gardens at Calvary,
   Series 1999,
     7.000% 11/15/29           1,000,000        857,500



                                    PAR        VALUE
----------------------------------------------------------------
IL Clarendon Hills Residential
   Facilities, Churchill Estate,
   Series 1998 A:
     6.750% 03/01/24         $ 1,050,000      $ 787,500
     6.750% 03/01/31           1,365,000      1,023,750
IL State Development Finance
   Authority, Care Institute, Inc.,
     8.250% 06/01/25           1,945,000      1,962,019
MN Roseville, Care Institute, Inc.,
   Series 1993,
     7.750% 11/01/23(d)        1,270,000        884,238
NC State Medical Care
   Commission, DePaul Community
   Facilities Project, Series 1999,
     7.625% 11/01/29             750,000        753,750
NY Glen Cove Housing Authority,
     8.250% 10/01/26           2,000,000      2,100,000
NY Huntington Housing
   Authority, Gurwin Jewish
   Senior Center, Series 1999:
     5.875% 05/01/19             800,000        712,000
     6.000% 05/01/29             250,000        218,750
TX Bell County Health Facilities
   Development Corp.,
   Care Institute, Inc.,
     9.000% 11/01/24             980,000      1,019,200
----------------------------------------------------------------
                                             12,370,820
----------------------------------------------------------------
MULTI-FAMILY - 8.4%
DE Wilmington, Electra Arms
   Senior Association Project,
     6.250% 06/01/28             960,000        781,200
FL Broward County Housing
   Finance Authority, Chaves
   Lake Apartment Project,
   Series 2000,
     7.500% 07/01/40             500,000        508,125
FL Clay County Housing Finance
   Authority, Madison Commons
   Apartments, Series 2000 A,
     7.450% 07/01/40             500,000        508,125
GA Clayton County Housing
   Authority, Magnolia Park
   Apartments, Series 1999 A,
     6.250% 06/01/30             750,000        683,475
MN Lakeville, Southfork
   Apartment Project,
   Series 1989 A,
     9.875% 02/01/20             700,000        701,736



See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)           PAR         VALUE
----------------------------------------------------------------
HOUSING (CONTINUED)
MULTI-FAMILY (CONTINUED)
MN Washington County Housing
   & Redevelopment Authority,
   Cottages of Aspen,
   Series 1992,
     9.250% 06/01/22           $ 480,000      $ 496,800
MN White Bear Lake, Birch Lake
   Townhomes Project,
   Series 1989 A,
     9.750% 07/15/19             750,000        763,125
NC Eastern Carolina Regional
   Housing Authority, New River
   Apartments-Jacksonville,
   Series 1994,
     8.250% 09/01/14           1,210,000      1,219,075
Resolution Trust Corp.,
   Pass Through Certificates,
   Series 1993 A,
     8.500% 12/01/16(e)        1,168,885      1,174,636
SC State Housing Finance &
   Development Authority,
   Multi-Family Housing
   Finance Revenue,
   Westbridge Apartments,
   Series A,
     9.500% 09/01/20             579,000        579,000
TN Franklin Industrial Board,
   Landings Apartment Project,
   Series 1996 B,
     8.750% 04/01/27           1,675,000      1,758,750
TX El Paso County Housing
   Finance Corp., American
   Village Communities:
   Series 2000 C,
     8.000% 12/01/32             250,000        250,312
   Series 2000 D,
     10.000% 12/01/32            300,000        300,375
TX Galveston, Driftwood
   Apartments,
     8.000% 08/01/23           1,000,000      1,032,500
TX State Affordable Housing
   Corp., Multifamily Housing
   Revenue, NHT/ Gtex Project,
   Series C,
     10.000% 10/01/31            700,000        693,910



                                    PAR        VALUE
----------------------------------------------------------------
VA Alexandria Redevelopment &
   Housing Authority, Courthouse
   Commons Apartments,
   Series 1990 A,
     10.000% 01/01/21        $    500,000    $  438,750
----------------------------------------------------------------
                                             11,889,894
----------------------------------------------------------------
SINGLE FAMILY - 2.4%
CO Housing Finance Authority,
   Series D-1,
     7.375% 06/01/26             700,000        743,897
CO State Housing Finance
   Authority, Series 1997 A-2,
     7.250% 05/01/27             365,000        387,907
MO State Housing Development
   Commission, Series C,
     7.250% 09/01/26           1,345,000      1,446,951
PA State Housing Finance Agency,
   Series 1994 42,
     6.850% 04/01/25             780,000        812,456
----------------------------------------------------------------
                                              3,391,211
----------------------------------------------------------------

----------------------------------------------------------------
INDUSTRIAL - 6.8%
FOOD PRODUCTS - 3.3%
IN Hammond, American Maize
   Products Co., Series 1994,
     8.000% 12/01/24           1,760,000      1,828,658
LA Port New Orleans Industrial
   Development, Continental
   Grain Co., Series 1993,
     7.500% 07/01/13           2,000,000      2,068,320
MI State Strategic Fund, Michigan
   Sugar Co., Sebewaing Project,
   Series 1998 A,
     6.250% 11/01/15           1,000,000        700,000
----------------------------------------------------------------
                                              4,596,978
----------------------------------------------------------------
FOREST PRODUCTS - 1.8%
GA Rockdale County Development
   Authority, Solid Waste Disposal,
   Visy Paper, Inc., Series 1993,
     7.500% 01/01/26           1,800,000      1,822,500
LA Beauregard Parish, Boise
   Cascade Project,
     6.800% 02/01/27             750,000        745,470
----------------------------------------------------------------
                                              2,567,970
----------------------------------------------------------------



See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)          PAR          VALUE
----------------------------------------------------------------
INDUSTRIAL (CONTINUED)
MANUFACTURING - 1.3%
IL Will-Kankakee Regional
   Development Authority,
   Flanders Corp. Precisionaire
   Project, Series 1997,
     6.500% 12/15/17          $  880,000      $ 823,900
KS Wichita Airport Authority,
   Cessna Citation Service Center,
   Series 2002 A,
     6.250% 06/15/32             475,000        477,052
MN Brooklyn Park, TL Systems
   Corp., Series 1991,
     10.000% 09/01/16            470,000        507,012
----------------------------------------------------------------
                                              1,807,964
----------------------------------------------------------------
METALS & MINING - 0.4%
MD Baltimore County, Bethlehem
   Steel Corp. Project, Series 1994 B,
     7.500% 06/01/15 (d)       1,000,000         70,000
NV State Department of Business
   & Industry, Wheeling-Pittsburgh
   Steel Corp., Series 1999 A,
     8.000% 09/01/14             250,000        175,000
VA Greensville County Industrial
   Development Authority,
   Wheeling-Pittsburgh Steel Corp.,
   Series 1999 A:
     6.375% 04/01/04              70,000         49,000
     7.000% 04/01/14             375,000        262,500
----------------------------------------------------------------
                                                556,500
----------------------------------------------------------------

----------------------------------------------------------------
OTHER - 3.8%
OTHER - 1.0%
CA Tobacco Securitization
   Authority, Series 2002 B,
     6.000% 06/01/43             900,000        864,324
MD Baltimore, Park Charles Project,
   Series 1986,
     8.000% 01/01/15             480,604        486,280
----------------------------------------------------------------
                                              1,350,604
----------------------------------------------------------------
REFUNDED/ESCROWED (F) - 2.8%
CT State Development Authority,
   Sewer Sludge Disposal Facilities,
   Series 1996,
     8.250% 12/01/06             690,000        778,837



                                    PAR        VALUE
----------------------------------------------------------------
FL Clearwater Housing Authority,
   Hampton Apartments,
   Series 1994,
     8.250% 05/01/24           $ 375,000      $ 424,687
MA State Health & Educational
   Facilities Authority, Corporation
   for Independent Living,
     8.100% 07/01/18             550,000        598,219
MN Mille Lacs Capital
   Improvement Authority,
   Mille Lacs Band of Chippewa,
   Series 1992 A,
     9.250% 11/01/12             520,000        550,451
NC Lincoln County, Lincoln
   County Hospital,
     9.000% 05/01/07             190,000        220,875
PA Montgomery County Industrial
   Development Authority,
   Assisted Living Facility,
   Series 1993 A,
     8.250% 05/01/23             575,000        618,643
TN Shelby County, Health,
   Education, & Housing
   Facilities Board, Open
   Arms Development Center:
   Series 1992 A,
     9.750% 08/01/19             305,000        388,875
   Series 1992 C,
     9.750% 08/01/19             305,000        388,875
----------------------------------------------------------------
                                              3,969,462
----------------------------------------------------------------

----------------------------------------------------------------
OTHER REVENUE -- 2.4%
HOTELS - 1.4%
PA Philadelphia Authority for
   Industrial Development,
   Doubletree Project,
     6.500% 10/01/27           2,000,000      1,987,500
----------------------------------------------------------------
RECREATION - 0.6%
CT Mohegan Tribe Indians
   Gaming Authority,
     6.250% 01/01/31             200,000        203,154
FL Capital Trust Agency, Seminole
   Tribe Convention Center,
   Series 2002 A,
     10.000% 10/01/33            500,000        498,750
NM Red River Sports Facility,
   Red River Ski Area Project,
   Series 1998,
     6.450% 06/01/07             210,000        208,688
----------------------------------------------------------------
                                                910,592
----------------------------------------------------------------



See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)         PAR           VALUE
----------------------------------------------------------------
OTHER REVENUE (CONTINUED)
RETAIL - 0.4%
OH Lake County, North Madison
   Properties, Series 1993,
     8.819% 09/01/11         $   530,000      $ 504,825
----------------------------------------------------------------

----------------------------------------------------------------
RESOURCE RECOVERY - 3.0%
DISPOSAL - 1.1%
MA State Industrial Finance
   Agency, Peabody Monofill
   Associates, Inc., Series 1995,
     9.000% 09/01/05             575,000        605,906
UT Carbon County, Laidlaw
   Environmental, Series 1997 A,
     7.450% 07/01/17           1,000,000      1,030,000
----------------------------------------------------------------
                                              1,635,906
----------------------------------------------------------------
RESOURCE RECOVERY - 1.9%
MA State Industrial Finance
   Agency, Ogden Haverhill
   Project, Series 1998 A,
     5.500% 12/01/13             500,000        410,415
PA Delaware County Industrial
   Development Authority, BFI,
   Series 1997 A,
     6.200% 07/01/19           2,225,000      2,252,812
----------------------------------------------------------------
                                              2,663,227
----------------------------------------------------------------

----------------------------------------------------------------
TAX-BACKED - 6.6%
LOCAL APPROPRIATED - 0.9%
MO St. Louis Industrial
   Development Authority,
   St. Louis Convention Center,
   Series 2000,
     (b) 07/15/18              3,000,000      1,315,350
----------------------------------------------------------------
LOCAL GENERAL OBLIGATIONS - 1.5%
CA Empire Unified School District
   No. 1987-1-A, Series 2002,
     (b) 10/01/21              1,665,000        573,459
CA Modesto High School District,
   Stanislaus County, Series 2002 A,
     (b) 08/01/19              1,300,000        525,200
WA Clark County, School District
   No. 37, Series 2001 C,
     (b) 12/01/18              2,500,000      1,034,475
----------------------------------------------------------------
                                              2,133,134
----------------------------------------------------------------



                                    PAR        VALUE
----------------------------------------------------------------
SPECIAL PROPERTY TAX - 4.2%
CA Carson, Series 1992,
     7.375% 09/02/22         $   230,000      $ 237,486
CA Huntington Beach Community
   Facilities District, Grand
   Coast Resort, Series 2001,
     6.450% 09/01/31             500,000        504,375
CA Pleasanton Joint Powers
   Financing Reassessment
   Subordinated Revenue,
   Series 1993 B,
     6.750% 09/02/17           1,740,000      1,822,650
FL Heritage Springs Community
   Development District,
   Series 1999 B,
     6.250% 05/01/05             325,000        329,875
FL Lexington Oaks Community
   Development District:
   Series 1998 A,
     6.125% 05/01/19             270,000        270,337
   Series 1998 B,
     5.500% 05/01/05             210,000        210,787
   Series 2000 A,
     7.200% 05/01/30             100,000        104,125
   Series 2000 D,
     6.700% 05/01/07             100,000        103,250
   Series 2002 A,
     6.700% 05/01/33             250,000        251,562
FL Northern Palm Beach County
   Improvement District,
   Series 1999,
     5.900% 08/01/19             500,000        502,500
FL Orlando, Conroy Road
   Interchange Project,
   Series 1998 A:
     5.500% 05/01/10             125,000        124,375
     5.800% 05/01/26             300,000        288,000
FL Stoneybrook Community
   Development District:
   Series 1998 A,
     6.100% 05/01/19             300,000        300,375
   Series 1998 B,
     5.700% 05/01/08             445,000        446,113



See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)        PAR          VALUE
----------------------------------------------------------------
TAX-BACKED (CONTINUED)
SPECIAL PROPERTY TAX (CONTINUED)
MI Pontiac Finance Authority,
   Development Area No. 3,
   Series 2002,
     6.375% 06/01/31           $ 450,000      $ 439,875
----------------------------------------------------------------
                                              5,935,685
----------------------------------------------------------------

----------------------------------------------------------------
TRANSPORTATION - 9.1%
AIR TRANSPORTATION - 2.2%
CA Los Angeles Regional Airports
   Improvement Corp.,
   Series 2002 C,
     7.500% 12/01/24             500,000        487,500
IL Chicago O'Hare International
   Airport, United Airlines, Inc.,
   Series 2000 A,
     6.750% 11/01/11             800,000        414,000
KY Kenton County Airport Board,
   Delta Airlines, Inc.,
   Series 1992 A,
     7.500% 02/01/20             500,000        497,410
MN Minneapolis & St. Paul
   Metropolitan Airport
   Commission, Northwest
   Airlines, Inc.:
   Series 2001 A,
     7.000% 04/01/25(e)          325,000        291,687
   Series 2001 B,
     6.500% 04/01/25             250,000        245,625
NC Charlotte, US Airways, Inc.,
   Douglas International Airport:
   Series 1998,
     5.600% 07/01/27             250,000        126,562
   Series 2000,
     7.750% 02/01/28             500,000        273,125
PA Philadelphia Authority for
   Industrial Development,
   Aero Philadelphia,
   Series 1999,
     5.250% 01/01/09             400,000        369,500
WA Seattle, Northwest
   Airlines, Inc., Series 2000,
     7.250% 04/01/30             425,000        390,469
----------------------------------------------------------------
                                              3,095,878
----------------------------------------------------------------
AIRPORT - 3.1%
NC Charlotte Airport, Series 1999,
   IFRN (variable rate),
     8.650% 04/20/19(g)        4,000,000      4,444,960
----------------------------------------------------------------



                                    PAR        VALUE
----------------------------------------------------------------
PORTS - 2.2%
WA Port of Seattle, Series 2000,
   IFRN (variable rate):
     9.950% 02/01/10          $  625,000      $ 753,875
     9.950% 02/01/11           1,875,000      2,291,775
----------------------------------------------------------------
                                              3,045,650
----------------------------------------------------------------
TOLL FACILITIES - 1.1%
CO Northwest Parkway Public
   Highway Authority,
   Series 2001 D,
     7.125% 06/15/41             750,000        765,000
CO Public Highway Authority,
   E-470, Series 2000 B,
     (b) 09/01/35              8,750,000        748,650
----------------------------------------------------------------
                                              1,513,650
----------------------------------------------------------------
TRANSPORTATION - 0.5%
NV State Department of
   Business & Industry,
   Las Vegas Monorail Project,
   Series 2000,
     7.375% 01/01/40             750,000        729,375
----------------------------------------------------------------

----------------------------------------------------------------
UTILITY - 12.4%
INDEPENDENT POWER PRODUCERS - 3.8%
MI Midland County Economic
   Development Corp.,
   Series 2000,
     6.875% 07/23/09             500,000        519,375
NY Port Authority of New York
   & New Jersey, KIAC Partners,
   Series 1996 IV,
     6.750% 10/01/11           1,000,000      1,053,750
PA Economic Development
   Finance Authority:
   Colver Project, Series 1994 D,
     7.150% 12/01/18           1,650,000      1,722,105
   Northampton Generating,
   Series 1994 A,
     6.500% 01/01/13           1,000,000      1,011,830
VA Pittsylvania County Industrial
   Development Authority,
   Multi-trade of Pittsylvania, L.P.,
   Series 1994 A:
     7.500% 01/01/14             500,000        506,875
     7.550% 01/01/19             500,000        506,875
----------------------------------------------------------------
                                              5,320,810
----------------------------------------------------------------
INVESTOR OWNED - 0.9%
CT State Development Authority,
   Connecticut Light & Power Co.,
   Series 1993 B,
     5.950% 09/01/28             300,000        304,482




See notes to investment portfolio.

May 31, 2002 (Unaudited)

MUNICIPAL BONDS (CONTINUED)        PAR          VALUE
----------------------------------------------------------------
UTILITY (CONTINUED)
INVESTOR OWNED (CONTINUED)
TX Brazos River Authority,
   TXU Electric Co. Project,
   Series 2001,
     5.750% 05/01/36         $ 1,000,000    $ 1,003,770
----------------------------------------------------------------
                                              1,308,252
----------------------------------------------------------------
MUNICIPAL ELECTRIC - 6.4%
TX Lower Colorado River,
   Authority, Series 1999,
   IFRN (variable rate),
     9.020% 05/15/21           7,500,000      7,957,200
WA Seattle, Series 2001,
     5.500% 03/01/17           1,000,000      1,052,380
----------------------------------------------------------------
                                              9,009,580
----------------------------------------------------------------
WATER & SEWER - 1.3%
LA Public Facility Authority,
   Belmont Water,
     9.000% 03/15/24(d)          585,000        468,000
MS Five Lakes Utility District,
     8.250% 07/15/24             400,000        370,500
TX Wichita Falls Water & Sewer,
     5.375% 08/01/17           1,000,000      1,044,430
----------------------------------------------------------------
                                              1,882,930
----------------------------------------------------------------
TOTAL MUNICIPAL BONDS
   (cost of $140,719,579)                   135,840,239
----------------------------------------------------------------
MUNICIPAL PREFERRED
  STOCK - 0.4%                    SHARES
----------------------------------------------------------------
HOUSING - 0.4%
MULTI-FAMILY - 0.4%
Charter Mac Equity Issue Trust,
     7.600% 11/30/50(e)
     (cost of $500,000)          500,000        531,875
----------------------------------------------------------------
SHORT-TERM
OBLIGATIONS - 1.7%                  PAR
----------------------------------------------------------------
VARIABLE RATE DEMAND NOTES(H) - 1.7%
IA State Higher Education Loan
   Authority:
   St. Ambrose University,
   Series 1999,
     1.150% 10/01/09          $  295,000        295,000
   St. Edmond Project,
     1.150% 07/01/20             500,000        500,000
IA Woodbury County, Siouxland
   Medical Educational Foundation,
   Series 1996,
     1.200% 11/01/16             200,000        200,000



                                    PAR        VALUE
----------------------------------------------------------------
MN Minneapolis, Series 1994 A,
     1.000% 12/01/05           $ 200,000      $ 200,000
OH Columbus, Series 1995 I,
     1.050% 06/01/16             700,000        700,000
TX Gulf Coast Waste Disposal
   Authority, Pollution Control,
   Monsanto Co. Project,
   Series 1994,
     1.300% 04/01/13             100,000        100,000
UT Eagle Mountain,
   Series 2001,
     1.150% 12/15/25             400,000        400,000
----------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
   (cost of $2,395,000)                       2,395,000
----------------------------------------------------------------
TOTAL INVESTMENTS - 98.3%
   (cost of $143,614,579)(i)                138,767,114
----------------------------------------------------------------
OTHER ASSETS &
  LIABILITIES, NET - 1.7%                     2,382,057
----------------------------------------------------------------
NET ASSETS - 100.0%                        $141,149,171
----------------------------------------------------------------

NOTES TO INVESTMENT PORTFOLIO:

(a) Denotes restricted securities, which are subject to restrictions on resale under Federal Securities laws. At May 31, 2002, these securities amounted to $1,862,787, which represents 1.3% of net assets. Additional information on these securities is as follows:

                               ACQUISITION   ACQUISITION
     SECURITY                     DATE          COST
-----------------------------------------------------------
     CA Statewide Community
       Development Authority,
       Crossroads School for
       Arts & Sciences:
       6.000% 08/01/28          08/21/98     $  355,000
       6.000% 08/01/28          08/31/98        700,000
     Eskaton - Grass Valley,
       8.250% 11/15/31          09/08/00        750,000
-----------------------------------------------------------
                                             $1,805,000
-----------------------------------------------------------

(b)  Zero coupon bond.
(c)  Settlement of this security is on a delayed delivery basis.
(d) This issuer is in default of certain debt covenants. Income is not being fully accrued.

May 31, 2002 (Unaudited)

NOTES TO INVESTMENT PORTFOLIO (CONTINUED):

(e) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2002, the value of these securities amounted to $1,998,198, which represents 1.4% of net assets.

(f) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.

(g) This security, or a portion thereof with a market value of $277,810, is being used to collateralize open futures contracts.
(h) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 2002.

(i) Cost for generally accepted accounting principles is $143,614,579. Cost for federal income tax purposes is $143,581,238. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities.




Long futures contract open at May 31, 2002:

                      PAR VALUE                UNREALIZED
                     COVERED BY  EXPIRATION   APPRECIATION
       TYPE           CONTRACTS     MONTH     AT 05/31/02
-------------------------------------------------------------
30 Year U.S.
    Treasury Bond    $3,600,000    June      $  91,746
-------------------------------------------------------------

Short futures contract open at May 31, 2002:

                     PAR VALUE                UNREALIZED
                     COVERED BY  EXPIRATION   DEPRECIATION
         TYPE        CONTRACTS      MONTH      AT 05/31/02
-------------------------------------------------------------

10 Year U.S.
    Treasury Note    $4,100,000  September   $(30,307)
-------------------------------------------------------------


   ACRONYM                                     NAME
-----------------------------------------------------------------
   IFRN                               Inverse Floating Rate Note




See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2002 (Unaudited)

ASSETS:
Investments, at cost                       $143,614,579
---------------------------------------------------------------
Investments, at value                      $138,767,114
Cash                                             75,373
Receivable for:
   Investments sold                             450,453
   Fund shares sold                              31,833
   Interest                                   2,746,526
Deferred Trustees' compensation plan              4,808
Other assets                                      3,590
---------------------------------------------------------------
     Total Assets                           142,079,697
---------------------------------------------------------------
LIABILITIES:
Payable for:
   Investments purchased
     on a delayed delivery basis                146,006
   Fund shares repurchased                      268,051
   Distributions                                350,236
   Management fee                                73,465
   Transfer agent fee                            33,154
   Pricing and bookkeeping fees                   6,176
   Trustees' fee                                    915
Futures variation margin                          1,141
Deferred Trustees' fee                            4,808
Other liabilities                                46,574
---------------------------------------------------------------
     Total Liabilities                          930,526
---------------------------------------------------------------
NET ASSETS                                 $141,149,171
---------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Paid-in capital                            $155,048,402
Overdistributed net investment income          (130,249)
Accumulated net realized loss                (8,982,956)
Net unrealized appreciation (depreciation) on:
   Investments                               (4,847,465)
   Futures contracts                             61,439
---------------------------------------------------------------
NET ASSETS                                 $141,149,171
---------------------------------------------------------------
CLASS A:
Net assets                                 $ 76,907,523
Shares outstanding                            8,145,230
---------------------------------------------------------------
Net asset value per share                  $       9.44(a)
---------------------------------------------------------------
Maximum offering price per share
   ($9.44/0.9525)                          $       9.91(b)
---------------------------------------------------------------
CLASS B:
Net assets                                 $ 59,454,722
Shares outstanding                            6,296,830
---------------------------------------------------------------
Net asset value and offering
    price per share                        $       9.44(a)
---------------------------------------------------------------
CLASS C:
Net assets                                 $  4,786,926
Shares outstanding                              506,982
---------------------------------------------------------------
Net asset value and offering
    price per share                        $       9.44(a)
---------------------------------------------------------------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.




STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2002 (Unaudited)

INVESTMENT INCOME:
Interest                                     $4,987,915
-------------------------------------------------------------
EXPENSES:
Management fee                                  417,059
Distribution fee:
   Class B                                      230,216
   Class C                                       18,357
Service fee:
   Class A                                       77,557
   Class B                                       61,366
   Class C                                        4,893
Pricing and bookkeeping fees                     39,062
Transfer agent fee                              139,991
Trustees' fee                                     5,491
Other expenses                                   68,404
-------------------------------------------------------------
   Total Expenses                             1,062,396
Fees waived by Distributor - Class C             (3,680)
Custody earnings credit                            (537)
-------------------------------------------------------------
   Net Expenses                               1,058,179
-------------------------------------------------------------
Net Investment Income                         3,929,736
-------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND
  FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                                 (348,020)
   Futures contracts                            179,690
-------------------------------------------------------------
     Net realized loss                         (168,330)
-------------------------------------------------------------
Net change in unrealized appreciation/
   depreciation on:
   Investments                                 (747,151)
   Futures contracts                             47,049
-------------------------------------------------------------
   Net change in unrealized
     appreciation/depreciation                 (700,102)
-------------------------------------------------------------
   Net Loss                                    (868,432)
-------------------------------------------------------------
Net Increase in Net Assets
   from Operations                           $3,061,304
-------------------------------------------------------------



See notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS

                                                                                    (UNAUDITED)
                                                                                    SIX MONTHS
                                                                                       ENDED             YEAR ENDED
                                                                                      MAY 31,           NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:                                                     2002                 2001
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                                $ 3,929,736         $ 7,779,122
Net realized loss on investments and futures contracts                                  (168,330)         (1,769,070)
Net change in unrealized appreciation/depreciation on investments and
   futures contracts                                                                    (700,102)          3,997,420
-----------------------------------------------------------------------------------------------------------------------
     Net Increase from Operations                                                      3,061,304          10,007,472
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                                                                            (2,304,231)         (3,649,538)
   Class B                                                                            (1,598,262)         (3,727,510)
   Class C                                                                              (131,112)           (201,177)
-----------------------------------------------------------------------------------------------------------------------
     Total Distributions Declared to Shareholders                                     (4,033,605)         (7,578,225)
-----------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                                       6,426,637          35,932,302
   Distributions reinvested                                                              987,743           1,626,684
   Redemptions                                                                        (6,451,055)        (12,761,553)
-----------------------------------------------------------------------------------------------------------------------
     Net Increase                                                                        963,325          24,797,433
-----------------------------------------------------------------------------------------------------------------------
Class B:
   Subscriptions                                                                       3,432,344          10,092,608
   Distributions reinvested                                                              657,752           1,578,796
   Redemptions                                                                        (8,190,784)        (33,870,227)
-----------------------------------------------------------------------------------------------------------------------
     Net Decrease                                                                     (4,100,688)        (22,198,823)
-----------------------------------------------------------------------------------------------------------------------
Class C:
   Subscriptions                                                                         544,137           2,740,775
   Distributions reinvested                                                               38,581              66,861
   Redemptions                                                                          (565,162)         (1,254,057)
-----------------------------------------------------------------------------------------------------------------------
     Net Increase                                                                         17,556           1,553,579
-----------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) from Share Transactions                                  (3,119,807)          4,152,189
-----------------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets                                          (4,092,108)          6,581,436
NET ASSETS:
Beginning of period                                                                  145,241,279         138,659,843
-----------------------------------------------------------------------------------------------------------------------
End of period (including overdistributed net investment income of $(130,249)
   and $(48,406), respectively)                                                    $ 141,149,171       $ 145,241,279
-----------------------------------------------------------------------------------------------------------------------
CHANGES IN SHARES:
Class A:
   Subscriptions                                                                         681,594           3,796,739
   Issued for distributions reinvested                                                   104,742             171,212
   Redemptions                                                                          (684,833)         (1,346,118)
-----------------------------------------------------------------------------------------------------------------------
     Net Increase                                                                        101,503           2,621,833
-----------------------------------------------------------------------------------------------------------------------
Class B:
   Subscriptions                                                                         363,733           1,061,176
   Issued for distributions reinvested                                                    69,749             166,413
   Redemptions                                                                          (869,248)         (3,583,695)
-----------------------------------------------------------------------------------------------------------------------
     Net Decrease                                                                       (435,766)         (2,356,106)
-----------------------------------------------------------------------------------------------------------------------
Class C:
   Subscriptions                                                                          57,670             289,564
   Issued for distributions reinvested                                                     4,091               7,038
   Redemptions                                                                           (59,799)           (132,335)
-----------------------------------------------------------------------------------------------------------------------
     Net Increase                                                                          1,962             164,267
-----------------------------------------------------------------------------------------------------------------------



See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

May 31, 2002 (Unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty High Yield Municipal Fund (the "Fund") is a diversified portfolio of Liberty Funds Trust IV, a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Fund's investment goal is to seek a high level of after-tax total return by pursuing current income exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed on Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

At November 30, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:

Year of Expiration          Capital Loss Carryforward
-----------------------------------------------------
2003                               $   684,212
2005                                 1,525,965
2007                                 1,931,613
2008                                 2,738,332
2009                                 1,081,414
                                     ---------
                                   $ 7,961,536
                                     ---------
Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

May 31, 2002 (Unaudited)

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis.

Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The cumulative effect of this accounting change did not impact total net assets, but resulted in a $22,026 increase in cost of securities and a corresponding $22,026 increase in net unrealized depreciation, based on securities held by the Fund on December 1, 2001.

The effect of this change for the six months ended May 31, 2002 was to increase net investment income by $11,315 and increase net unrealized depreciation by $11,315. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each fund's pro-rata portion of the combined average daily net assets of the Fund, Liberty Tax-Exempt Fund and Liberty Tax-Exempt Insured Fund as follows:

Average Daily Net Assets         Annual Fee Rate
------------------------------------------------
First $1 billion                      0.60%
Next $2 billion                       0.55%
Next $1 billion                       0.50%
Over $4 billion                       0.45%


BOOKKEEPING FEE:

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the six months ended May 31, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $2,370 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $320, $82,493 and $1,283 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.20% annually of the average daily net assets attributable to Class A, Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

May 31, 2002 (Unaudited)

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $537 of custody fees were reduced by balance credits for the six months ended May 31, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the six months ended May 31, 2002, purchases and sales of investments, other than short-term obligations, were $15,943,088 and $18,852,648, respectively.

Unrealized appreciation (depreciation) at May 31, 2002, based on cost of investments for federal income tax purposes, was:

    Gross unrealized appreciation        $  4,274,613
    Gross unrealized depreciation          (9,088,737)
                                           ----------
      Net unrealized depreciation        $ (4,814,124)
                                           ----------

OTHER:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may invest in municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contracts is closed or expires. Refer to the Fund's Investment Portfolio for a summary of open futures contracts at May 31, 2002.

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Board of Trustees.

NOTE 4. LINE OF CREDIT

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the six months ended May 31, 2002, the Fund had no borrowings under the agreement.


FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                          (UNAUDITED)
                                          SIX MONTHS
                                             ENDED                          YEAR ENDED NOVEMBER 30,
                                            MAY 31,   ----------------------------------------------------------------
CLASS A SHARES                              2002          2001         2000          1999        1998         1997
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                         $ 9.50       $ 9.34        $ 9.59      $ 10.58      $ 10.34      $ 10.16
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.27(a)(b)   0.56(b)       0.57(c)      0.55         0.56         0.59
Net realized and unrealized gain (loss)
   on investments and futures contracts         (0.05)(a)     0.15         (0.26)       (0.99)        0.26         0.19
-----------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations              0.22         0.71          0.31        (0.44)        0.82         0.78
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                      (0.28)       (0.55)        (0.56)       (0.55)       (0.56)       (0.59)
In excess of net investment income                 --           --            --           --        (0.02)       (0.01)
-----------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared
     to Shareholders                            (0.28)       (0.55)        (0.56)       (0.55)       (0.58)       (0.60)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                               $ 9.44       $ 9.50        $ 9.34       $ 9.59      $ 10.58      $ 10.34
-----------------------------------------------------------------------------------------------------------------------
Total return(d)                                  2.36%(e)     7.74%         3.36%       (4.36)%       8.11%        7.95%
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses(f)                                      1.13%(g)     1.18%         1.14%        1.13%        1.07%        1.11%
Net investment income(f)                         5.81%(a)(g)  5.92%         6.11%        5.35%        5.37%        5.83%
Portfolio turnover rate                            12%(e)        8%           17%          50%          36%          23%
Net assets, end of period (000's)            $ 76,907     $ 76,449      $ 50,622     $ 64,458     $ 64,749     $ 52,847

(a)  Effective December 1, 2001, the Fund adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the six months ended May 31, 2002, was to increase the ratio of net investment income to average net assets from 5.80% to 5.81%.
     The impact to the net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to May 31, 2002 have not been restated to reflect this change in presentation.
(b) Per share data was calculated using average shares outstanding during the period.
(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.




19



FINANCIAL HIGHLIGHTS (continued)


Selected data for a share outstanding throughout each period is as follows:

                                          (UNAUDITED)
                                          SIX MONTHS
                                             ENDED                          YEAR ENDED NOVEMBER 30,
                                            MAY 31,   ----------------------------------------------------------------
CLASS B SHARES                              2002          2001         2000          1999        1998         1997
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                         $ 9.50       $ 9.34        $ 9.59      $ 10.58      $ 10.34      $ 10.16
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.24(a)(b)   0.49(b)       0.50(c)      0.47         0.48         0.51
Net realized and unrealized gain (loss)
   on investments and futures contracts         (0.06)(a)     0.15         (0.26)       (0.99)        0.26         0.19
-----------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations              0.18         0.64          0.24        (0.52)        0.74         0.70
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                      (0.24)       (0.48)        (0.49)       (0.47)       (0.49)       (0.51)
In excess of net investment income                 --           --            --           --        (0.01)       (0.01)
-----------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared
     to Shareholders                            (0.24)       (0.48)        (0.49)       (0.47)       (0.50)       (0.52)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                               $ 9.44       $ 9.50        $ 9.34       $ 9.59      $ 10.58      $ 10.34
-----------------------------------------------------------------------------------------------------------------------
Total return(d)                                  1.97%(e)     6.96%         2.59%     (5.08)%         7.29%        7.15%
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:

Expenses(f)                                      1.88%(g)     1.93%         1.89%        1.88%        1.82%        1.86%
Net investment income(f)                         5.06%(a)(g)  5.17%         5.36%        4.60%        4.62%        5.08%
Portfolio turnover rate                            12%(e)        8%           17%          50%          36%          23%
Net assets, end of period (000's)            $ 59,455      $63,993      $ 84,857     $110,939     $130,691     $142,287

(a)  Effective December 1, 2001, the Fund adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the six months ended May 31, 2002, was to increase the ratio of net investment income to average net assets from 5.05% to 5.06%.
     The impact to the net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to May 31, 2002 have not been restated to reflect this change in presentation.
(b) Per share data was calculated using average shares outstanding during the period.
(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.



20




FINANCIAL HIGHLIGHTS (continued)


Selected data for a share outstanding throughout each period is as follows:

                                          (UNAUDITED)
                                          SIX MONTHS
                                             ENDED                          YEAR ENDED NOVEMBER 30,
                                            MAY 31,   ----------------------------------------------------------------
CLASS C SHARES                              2002          2001         2000          1999        1998         1997 (a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                       $ 9.50         $ 9.34        $ 9.59      $ 10.58      $ 10.34      $ 10.32
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                          0.24(b)(c)     0.51(c)       0.51(d)      0.48         0.50         0.17
Net realized and unrealized gain (loss)
   on investments and futures contracts       (0.05)(b)       0.14         (0.26)       (0.99)        0.26         0.02(e)
-----------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations            0.19           0.65          0.25        (0.51)        0.76         0.19
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                    (0.25)         (0.49)        (0.50)       (0.48)       (0.50)       (0.17)
In excess of net investment income               --             --            --           --        (0.02)          --
-----------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared
     to Shareholders                          (0.25)         (0.49)        (0.50)       (0.48)       (0.52)       (0.17)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   END OF PERIOD                             $ 9.44         $ 9.50        $ 9.34       $ 9.59      $ 10.58      $ 10.34
-----------------------------------------------------------------------------------------------------------------------
Total return (f)                               2.05%(g)(h)    7.11%(g)      2.74%(g)    (4.94)%(g) 7.45%(g)        1.90%(h)
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses(i)                                    1.73%(j)       1.78%         1.74%        1.73%        1.67%        1.72%(j)
Net investment income(i)                       5.21%(b)(j)    5.32%         5.51%        4.75%        4.77%        5.14%(j)
Waiver/reimbursement                           0.15%(j)       0.15%         0.15%        0.15%        0.15%          --%
Portfolio turnover rate                          12%(h)          8%           17%          50%          36%          23%(h)
Net assets, end of period (000's)           $ 4,787        $ 4,800       $ 3,181      $ 2,967      $ 2,629        $ 341

(a) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.
(b)  Effective December 1, 2001, the Fund adopted the provisions of the AICPA
     Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the six months ended May 31, 2002, was to increase the ratio of net investment income to average net assets from 5.20% to 5.21%.
     The impact to the net investment income and net realized and unrealized loss per share was less than $0.01. Per share data and ratios for periods prior to May 31, 2002 have not been restated to reflect this change in presentation.
(c) Per share data was calculated using average shares outstanding during the period.
(d) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(e) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(g) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(h)  Not annualized.
(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(j)  Annualized.




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

TRANSFER AGENT

Important Information About This Report

The Transfer Agent for Liberty High Yield Municipal Fund is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081

PLEASE MAKE A NOTE OF OUR NEW MAILING ADDRESS, EFFECTIVE IMMEDIATELY.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty High Yield Municipal Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty High Yield Municipal Fund

LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

LIBERTY BELIEVES IN PROFESSIONAL ADVICE

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

Liberty High Yield Municipal Fund  SEMIANNUAL REPORT, MAY 31, 2002

[LOGO]:
LIBERTYFUNDS

A Member of Columbia Management Group

(C)2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621


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783-03/957J-0502 (07/02) 02/1214